Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7098
Telephone:  (215) 564-8000
Facsimile:  (215) 564-8120

April 8, 2011

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:      Bennett Group Master Funds (the “Registrant”)
Initial Registration Statement on Form N-1A

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), please find transmitted herewith for filing via the EDGAR system the Registrant’s initial Registration Statement on Form N-1A (the “Registration Statement”).  The Registrant is a statutory trust organized under the laws of the State of Delaware.  In addition to the Registration Statement, the Registrant has filed via EDGAR its Notification of Registration on Form N-8A.

The Registrant will operate as an open-end, management investment company, and will initially consist of the following four series, each with a single class of shares:  (i) the Bennett Conservative Series; (ii) the Bennett Moderate Series; (iii) the Bennett Growth Series; and (iv) the Bennett Aggressive Growth Series.  Beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the “Securities Act”), because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act.  Only certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies, may invest in the Registrant.

Please direct questions or comments to the undersigned at (215) 564-8554.

Sincerely,

/s/ Alexander F. Smith
Alexander F. Smith